Schedule I - Additional Information of Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Expenses and (loss) income
Selling and marketing expenses	¥ (1,250,860)	$ (176,180)	¥ (1,536,052)	¥ (1,206,649)
General and administrative expenses	(265,981)	(37,463)	(230,421)	(433,629)
Other operating income	36,264	5,108	41,238	26,950
Interest income	37,875	5,335	17,780	8,370
Interest expense	(7,056)	(994)	(6,163)	(16,778)
Share of results of equity investees	(50,374)	(7,095)	(6,471)	(6,563)
Other (loss) income, net	(5,887)	(829)	38,791	(50,367)
Net loss	(156,250)	(22,007)	(2,467,937)	(816,547)
Accretion of convertible redeemable preferred shares	0		0	(508,627)
Net loss attributable to ordinary shareholders of the Company	(156,250)	(22,007)	(2,467,937)	(1,325,174)
Net loss attributable to the Company	(156,250)	(22,007)	(2,467,937)	(816,547)
Foreign currency translation adjustments	8,883	1,251	(30,030)	2,239
Total comprehensive loss	(147,367)	(20,756)	(2,497,967)	(814,308)
Accretion of convertible redeemable preferred shares	0		0	508,627
Total comprehensive loss attributable to ordinary shareholders	(147,367)	(20,756)	(2,497,967)	(1,322,935)
Parent Company
Expenses and (loss) income
Selling and marketing expenses	(72)	(10)		(28)
General and administrative expenses	(15,079)	(2,124)	(15,909)	(7,228)
Other operating income	9,512	1,340	22,869
Interest income				82
Interest expense			(1,297)	(4,238)
Share of results of equity investees	(12,644)	(1,781)
Other (loss) income, net	50,480	7,110	207,914	(43,287)
Equity in losses of subsidiaries, and share of loss from former VIE and former VIE's subsidiaries	(188,447)	(26,542)	(2,681,514)	(761,848)
Net loss	(156,250)	(22,007)	(2,467,937)	(816,547)
Accretion of convertible redeemable preferred shares				(508,627)
Net loss attributable to ordinary shareholders of the Company	(156,250)	(22,007)	(2,467,937)	(1,325,174)
Net loss attributable to the Company	(156,250)	(22,007)	(2,467,937)	(816,547)
Foreign currency translation adjustments	8,883	1,251	(30,030)	2,239
Total comprehensive loss	(147,367)	(20,756)	(2,497,967)	(814,308)
Accretion of convertible redeemable preferred shares				508,627
Total comprehensive loss attributable to ordinary shareholders	¥ (147,367)	$ (20,756)	¥ (2,497,967)	¥ (1,322,935)